As filed with the Securities and Exchange Commission on July 6, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2010

Date of reporting period:  April 30, 2010

Item 1. Report to Stockholders.

EDGAR LOMAX VALUE FUND
Semi-Annual Report
April 30, 2010

Dear Fellow Shareholder:

We are pleased to report that the Edgar Lomax Value Fund performed strongly during the first half of its fiscal year.  Though it was a period that saw much excitement about “low-quality” stocks (discussed in detail below), your Lomax large-cap value holdings produced a total return of 14.94% during the six-month period ended April 30, 2010, versus an S&P 500R return of 15.66%.  Over the 1-year time frame ended this past April 30 roughly the period that U.S. stocks have risen since their lows of March 2009 the Fund experienced a total annual return of 40.30%, outperforming the S&P 500’s return of 38.84%.

Meanwhile, the Fund’s longer-term results through April 30 are also quite good.  Over the 5-year period (during which large “growth” stocks ran ahead of their “value” counterparts), the Fund rose an annualized 1.74% versus an S&P 500 return of 2.63%.  Over the longer 10-year period, covering several varying stock market environments, the Fund solidly outperformed the index with a total annual return of 3.24% compared to an S&P 500 annual loss of -0.19%.  Finally, the Fund’s net expense ratio is 1.00%,* while its gross expense ratio is 1.72%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524.

Clearly, the average investor is much less fearful of the stock market than he was a little over a year ago. Along with rising stock prices, corporate earnings are growing and, outside of the banking industry, there have been few notable corporate failures in recent months.  As a result, many investors have become optimistic about a strong, near-term economic recovery and piled into higher-risk (or, lower-quality) investments such as small-cap stocks and companies namely, the “financials” which currently exist only because of federal government support.  Given the continuing fragility of the economy and the growing federal debt, this investment trend is not likely to end well. We, of course, maintain our commitment to large, “blue-chip” companies.  Historically, they have held their values comparatively well in down markets, and they have been among the most consistently profitable enterprises through all sorts of economic environments.  These facts, coupled with their relatively tame recent price gains, keep them firmly in “bargain” territory compared to most other categories of stocks.

* Figures are from the Fund’s prospectus dated 2/28/10. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.99% (excluding “Acquired Funds Fees and Expenses and extraordinary expenses”) through at least 2/28/11. The Advisor may be reimbursed for a period of three years from the date of the expense waiver. While the Board of Trustees may terminate this expense reimbursement arrangement at any time, it has no intention of doing so. In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index. While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so. With these waivers, actual net annual fund operating expenses were 0.92% in the past fiscal year.

Please note that the “Schedule of Investments” included in this report shows the details of the Fund’s holdings.  Let’s look at a few of these investments and how they have performed over the past six months.  Among big gainers during the period were Honeywell (up 34%) and Home Depot (gaining 43%).  Both have posted solid profits over the past year, pay above-market dividend yields of about 3% and, consequently, remain among our top holdings.  Other stocks, however, require an important ingredient for successful long-term investing . . . patience. For example, Pfizer logged a mere 0.2% total return in the half-year period; however, it is currently paying us what appears to be a secure annual dividend yield of 4.7% while we wait for other investors to recognize what we believe to be its clear undervalued status.  The widely differing returns of these three examples underscore the importance of holding a well-structured, diverse portfolio of stocks for the long term.

Thank you for your investment in the Fund.  We will keep working hard to earn the confidence you have shown in us thus far.  In the meantime, we hope you agree that we have met our foremost goal to bring you long-term outperformance of the broad market, while limiting downside volatility.

Cordially,

Randall R. Eley	Phillip A. Titzer
Chief Investment Officer	Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in sales and earnings.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The opinions expressed are those of the investment advisor, are subject to change, and forecasts made cannot be guaranteed.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.

The S&P 500R Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.  You cannot invest directly in an index.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at April 30, 2010 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/01/09   4/30/10).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.99% per the advisory agreement. The Advisor has voluntarily agreed to waive a portion of its advisory fee contingent upon the Fund’s performance versus the S&P 500R Value Index (see Note 4 of the Notes to Financial Statements). The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. If the Advisor waives advisory fees under this arrangement, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2010, the Fund’s aggregate annual operating expenses were reduced to 0.90%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/01/09	4/30/10	11/01/09 4/30/10

Actual	$1,000.00	$1,149.40	$4.80

Hypothetical (5% return	$1,000.00	$1,020.33	$4.51
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at April 30, 2010 (Unaudited)

Percentages represent market value as a percentage of total investments.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited)

Shares	COMMON STOCKS: 96.05%	Value

	Banks - 0.70%
19,400	Regions Financial Corp.	$171,496

	Capital Goods - 13.44%
2,100	The Boeing Co.	152,103
2,000	Caterpillar, Inc.	136,180
7,900	General Dynamics Corp.	603,244
23,400	General Electric Co.	441,324
20,400	Honeywell International, Inc.	968,388
1,500	Lockheed Martin Corp.	127,335
8,900	Raytheon Co.	518,870
4,800	United Technologies Corp.	359,760
		3,307,204

	Consumer Services - 4.36%
15,200	McDonalds Corp.	1,072,968

	Diversified Financials - 1.25%
1,100	Goldman Sachs Group, Inc.	159,720
4,500	NYSE Euronext	146,835
		306,555

	Energy - 13.88%
17,000	Baker Hughes, Inc.	845,920
12,300	Chevron Corp.	1,001,712
8,300	ConocoPhillips	491,277
5,200	Exxon Mobil Corp.	352,820
17,800	Halliburton Co.	545,570
4,100	National-Oilwell Varco, Inc.	180,523
		3,417,822

	Food & Staples Retailing - 7.68%
20,500	CVS Caremark Corp.	757,065
13,300	Walgreen Co.	467,495
12,400	Wal-Mart Stores, Inc.	665,260
		1,889,820

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited), continued

Shares	COMMON STOCKS: 96.05%	Value

	Food, Beverages & Tobacco - 8.87%
12,250	Altria Group, Inc.	$259,577
5,700	Campbell Soup Co.	204,402
2,000	Coca Cola Co.	106,900
4,500	HJ Heinz Co.	210,915
38,683	Kraft Foods, Inc. - Class A	1,145,017
1,900	PepsiCo, Inc.	123,918
9,400	Sara Lee Corp.	133,668
		2,184,397

	Health Care Equipment & Services - 0.32%
2,600	UnitedHealth Group, Inc.	78,806

	Household & Personal Products - 2.35%
3,600	Avon Products, Inc.	116,388
4,100	Colgate Palmolive Co.	344,810
1,900	Procter & Gamble Co.	118,104
		579,302

	Insurance - 2.30%
10,300	The Allstate Corp.	336,501
1	Berkshire Hathaway, Inc. - Class A (a)	115,325
1,479	Berkshire Hathaway, Inc. - Class B (a)	113,883
		565,709

	Materials - 2.87%
17,738	E. I. du Pont de Nemours and Co.	706,682

	Media - 1.56%
10,400	The Walt Disney Co.	383,136

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited), continued

Shares	COMMON STOCKS: 96.05%	Value

	Pharmaceuticals, Biotechnology & Life Sciences - 13.53%
8,700	Abbott Laboratories	$445,092
18,500	Bristol-Myers Squibb Co.	467,865
7,300	Johnson & Johnson	469,390
30,700	Merck & Co., Inc.	1,075,728
52,202	Pfizer, Inc.	872,818
		3,330,893
	Retailing - 6.66%
32,000	The Home Depot, Inc.	1,128,000
4,400	Lowe's Companies, Inc.	119,328
6,900	Target Corp.	392,403
		1,639,731
	Semiconductors & Semiconductor Equipment - 0.52%
5,600	Intel Corp.	127,848
	Software & Services - 0.73%
1,400	International Business Machines Corp.	180,600
	Technology Hardware & Equipment - 1.37%
6,500	Hewlett-Packard Co.	337,805
	Telecommunication Services - 7.17%
40,100	AT&T, Inc.	1,045,006
24,900	Verizon Communications, Inc.	719,361
		1,764,367
	Transportation - 0.56%
2,000	United Parcel Service, Inc. - Class B	138,280
	Utilities - 5.93%
13,400	American Electric Power Co., Inc.	459,620
5,700	Entergy Corp.	463,353
9,600	Exelon Corp.	418,464
3,400	Southern Co.	117,504
		1,458,941
	TOTAL COMMON STOCKS (Cost $21,050,198)	23,642,362

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2010 (Unaudited), continued

Shares	SHORT-TERM INVESTMENTS: 3.84%	Value

945,750	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.13% (b)	$945,750
	TOTAL SHORT-TERM INVESTMENTS (Cost $945,750)	945,750

	Total Investments in Securities (Cost $21,995,948) - 99.89%	24,588,112
	Other Assets in Excess of Liabilities - 0.11%	25,763
	NET ASSETS - 100.00%	$24,613,875

(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2010 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $21,995,948)	$24,588,112
Receivables
Dividends and interest	50,968
Due from Advisor (Note 4)	5,098
Fund shares sold	11,861
Prepaid expenses	17,920
Total assets	24,673,959

LIABILITIES
Payables
Fund shares redeemed	36,036
Audit fees	9,025
Transfer agent fees and expenses	4,423
Fund accounting fees	4,376
Administration fees	4,048
Chief Compliance Officer fee	1,140
Accrued expenses	1,036
Total liabilities	60,084

NET ASSETS	$24,613,875

Net asset value, offering and redemption price per share
[$24,613,875/2,603,382 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$9.45

COMPONENTS OF NET ASSETS
Paid-in capital	$26,813,399
Undistributed net investment income	206,869
Accumulated net realized loss on investments	(4,998,557)
Net unrealized appreciation on investments	2,592,164
Net assets	$24,613,875

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS - For the six months ended April 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$358,401
Interest	269
Total investment income	358,670

EXPENSES
Advisory fees (Note 4)	88,828
Administration fees (Note 4)	22,207
Transfer agent fees and expenses (Note 4)	16,631
Fund accounting fees (Note 4)	11,914
Audit fees	9,025
Registration fees	8,985
Legal fees	5,391
Chief Compliance Officer fee (Note 4)	3,473
Trustee fees	3,141
Custody fees (Note 4)	2,693
Insurance expense	2,088
Reports to shareholders	1,303
Other expenses	1,347
Total expenses	177,026
Less: advisory fee waiver and absorption (Note 5)	(77,020)
Net expenses	100,006
Net investment income	258,664

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	474,337
Net change in unrealized appreciation on investments	2,260,912
Net realized and unrealized gain on investments	2,735,249
Net Increase in Net Assets Resulting from Operations	$2,993,913

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	April 30, 2010	Ended
	(Unaudited)	October 31, 2009

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$258,664	$467,323
Net realized gain (loss) on investments	474,337	(5,204,789)
Net change in unrealized appreciation on investments	2,260,912	6,372,285
Net increase in net assets resulting from operations	2,993,913	1,634,819

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(445,545)	(620,881)
Total distributions to shareholders	(445,545)	(620,881)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	1,373,233	3,075,476
Total increase in net assets	3,921,601	4,089,414

NET ASSETS
Beginning of period	20,692,274	16,602,860
End of period	$24,613,875	$20,692,274

Undistributed net investment income at end of period	$206,869	$393,750

(a) A summary of share transactions is as follows:

	Six Months
	Ended		Year
	April 30, 2010		Ended
	(Unaudited)		October 31, 2009

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	474,014	$4,286,934	833,276	$6,061,311
Shares issued on reinvestments of distributions	50,505	444,948	84,809	619,955
Shares redeemed	(381,786)	(3,358,649)	(446,578)	(3,605,790)
Net increase	142,733	$1,373,233	471,507	$3,075,476

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months		Year Ended October 31
	Ended April 30, 2010		2009	2008	2007	2006	2005
	(Unaudited)

Net asset value, beginning of period	$8.41		$8.35	$14.59	$13.57	$12.11	$11.29

Income from investment operations:
Net investment income	0.12		0.20	0.32	0.35	0.24	0.24
Net realized and unrealized
gain (loss) on investments	1.12		0.17	(4.93)	1.23	2.14	0.84
Total from investment operations	1.24		0.37	(4.61)	1.58	2.38	1.08

Less distributions:
From net investment income	(0.20)		(0.31)	(0.38)	(0.26)	(0.25)	(0.18)
From net realized gain
on investments	—		—	(1.25)	(0.30)	(0.67)	(0.08)
Total distributions	(0.20)		(0.31)	(1.63)	(0.56)	(0.92)	(0.26)

Net asset value, end of period	$9.45		$8.41	$8.35	$14.59	$13.57	$12.11

Total return	14.94	%‡	5.05%	-34.86%	11.96%	20.83%	9.62%

Ratios/supplemental data:
Net assets, end of period (thousands)	$24,614		$20,692	$16,603	$26,408	$23,576	$14,072

Ratio of expenses to average net assets:
Before expense reimbursement	1.59	%†	1.71%	1.60%	1.23%	1.52%	1.76%
After expense reimbursement	0.90	%†	0.92%	0.50%	0.50%	0.62%	0.94%

Ratio of net investment income to average net assets:
Before expense reimbursement	1.64	%†	1.90%	1.77%	1.64%	1.53%	1.23%
After expense reimbursement	2.33	%†	2.69%	2.87%	2.37%	2.43%	2.05%

Portfolio turnover rate	55.40	%‡	66.18%	62.83%	51.37%	30.43%	47.97%

†	Annualized
‡	Not Annualized

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek growth of capital, with a secondary objective of providing income.  The Fund began operations on December 12, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006   2008, or expected to be taken in the Fund’s 2009 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/ tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), continued

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F
Derivatives:  The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the six months ended April 30, 2010, the Fund did not hold any derivative instruments.

G.
Events Subsequent to the Fiscal Period End:  The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

Management has evaluated fund related events and transactions that occurred subsequent to April 30, 2010.  There were no events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 - SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), continued

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes - Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$3,095,835	$—	$—	$3,095,835
Consumer Staples	4,653,519	—	—	4,653,519
Energy	3,417,822	—	—	3,417,822
Financials	1,043,760	—	—	1,043,760
Health Care	3,409,699	—	—	3,409,699
Industrials	3,445,484	—	—	3,445,484
Information Technology	646,253	—	—	646,253
Materials	706,682	—	—	706,682
Telecommunication Services	1,764,367	—	—	1,764,367

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), continued

	Level 1	Level 2	Level 3	Total
Equity (continued)
Utilities	$1,458,941	$—	$—	$1,458,941
Total Equity	23,642,362	—	—	23,642,362
Short-Term Investments	945,750	—	—	945,750
Total Investments in Securities	$24,588,112	—	$—	$24,588,112

New Accounting Pronouncement - In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund's statement disclosures.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2010, The Edgar Lomax Company (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. Effective March 31, 2004, the Advisor has agreed to voluntarily waive a portion of its advisory fees due from the Fund based upon the Fund’s performance versus the “S&P 500 Value Index.”  Through February 28, 2006, the performance of the S&P 500 Value Index was that of the S&P 500/Barra Value Index. Thereafter, it is the performance of the S&P 500/Citigroup Value Index (which Standard & Poor’s chose to replace the S&P 500/Barra Value Index). The Advisor intends to waive a portion of its advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500 Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. While this voluntary fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the six months ended April 30, 2010, the Fund incurred $88,828 in advisory fees, of which the Advisor voluntarily waived $6,072, resulting in net advisory fees of $82,756 before expense limitation waivers.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.99% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2010, the Fund’s aggregate annual operating expenses were reduced to 0.90%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), continued

and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2010, the Advisor reduced its fees and absorbed Fund expenses in the amount of $70,948; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2010	$138,513
2011	134,373
2012	124,519
2013	70,948
$468,353

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended April 30, 2010, the Fund incurred $22,207 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. For the six months ended April 30, 2010, the Fund incurred $11,914 in fund accounting fees and $6,000 in transfer agent fees excluding transfer agency out-of-pocket expenses.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended April 30, 2010, the Fund incurred $2,693 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended April 30, 2010, the Fund was allocated $3,473 of the Chief Compliance Officer fee.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $13,038,073 and $11,836,861, respectively.

NOTE 6 - INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2010 (Unaudited), continued

The tax character of distributions paid during the six months ended April 30, 2010 and the year ended October 31, 2009 was as follows:

	Six Months
	Ended	Year Ended
	April 30, 2010	October 31, 2009
Ordinary income	$445,545	$620,881

Ordinary income distributions may include short-term capital gains.

As of October 31, 2009, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Cost of investments (a)	$20,380,468

Gross tax unrealized appreciation	2,415,123
Gross tax unrealized depreciation	(2,128,006)
Net tax unrealized appreciation	287,117

Undistributed ordinary income	393,750
Undistributed long-term capital gain	—
Total distributable earnings	393,750

Other accumulated gains/(losses)	(5,428,759)
Total accumulated earnings/(losses)	$(4,747,892)

(a) The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2009, the Fund had capital loss carryforwards which expire as follows:

Capital Loss
Carryover	Expires
$ 242,302	2016
5,186,457	2017

To the extent the Fund realizes future net capital gains, the gains will be offset by any available capital loss carryforward.

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at April 30, 2010 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2009

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-866-205-0524.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the Edgar Lomax Value Fund with the Advisor for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of September 30, 2009 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

The Board noted that the Fund’s performance was above its peer group median for the three-year and five-year total returns, above its peer group average for the ten-year total return, and below its peer group median and averages for the calendar year-to-date and one-year returns.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed, among other things, comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor and all expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of no more than 0.99% (the “Expense Cap”).  Additionally, the Board noted that the Advisor had voluntarily waived advisory fees or paid Fund expenses whenever the Fund’s three-year or five-year average annual

EDGAR LOMAX VALUE FUND

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

total return was less than that of a specific index.  The Board noted that the Fund’s total expense ratio was below the peer group median and average while the contractual advisory fee was above its peer group median and average, although the contractual advisory fee was in line with the fees charged by the Advisor to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, in addition to the voluntary expense limitation, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were substantially less than the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board noted that the Fund’s total expense ratios have declined since the Fund’s inception due to growth of assets.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or pay Fund expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with the Fund as asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as benefits received in exchange for “soft dollars.”  The Board also considered that the Fund does not charge any Rule 12b-1 fees.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Edgar Lomax Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Edgar Lomax Value Fund would be in the best interest of the Fund and its shareholders.

This page intentionally left blank.

This page intentionally left blank.

Advisor
The Edgar Lomax Company
6564 Loisdale Court, Suite 310
Springfield, VA 22150
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
615 East Michigan
Street Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53213

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for the shareholders
of the Fund and may not be used as sales literature
unless preceded or accompanied by a current
prospectus. To obtain a free prospectus please
call 866-205-0524.

Semi-Annual Report For the six months ended April 30, 2010

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/30/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    6/30/10

* Print the name and title of each signing officer under his or her signature.